                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:
                                                  ----------------
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry Kagan
Title:            Chief Financial Officer
Phone:            (914) 242-5730

Signature, Place, and Date of Signing:

/s/ Barry Kagan              Mt. Kisco, New York           August 16, 2004
------------------------  -------------------------  ---------------------------
    [Signature]                [City, State]                    [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

      None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               1*
                                                         ----------------

Form 13F Information Table Entry Total:                          79
                                                         ----------------

Form 13F Information Table Value Total:                      $267,060
                                                         ----------------
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.                  Form 13F File Number                    Name
    ---                  --------------------                    ----

    1                    28-05211                                Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                                       Market
                                                       Value         Share /
                               Title of                (USD)          Prn      Share /  Put /     Investment    Other        Voting
Name of Issuer                   Class    Cusip     (in thousands)   Amount     Prn     Call      Discretion   Managers   Authority
--------------                   -----    -----     --------------   ------     ---     ----      ----------   --------   ---------
AT&T CORP                         COM    001957505         439        30,000    SH             Shared-defined    1          30,000
PUT/ABT(ABTSH)  @40
  EXP07/17/2004                   PUT    002824100          53         1,241    SH      PUT    Shared-defined    1           1,241
ABBOTT LABORATORIES               COM    002824100       8,959       219,800    SH             Shared-defined    1         219,800
ALAMOSA HOLDINGS
  INCORPORATED                    COM    011589108         368        50,000    SH             Shared-defined    1          50,000
AMER INTL GROUP INC.              COM    026874107       1,212        17,000    SH             Shared-defined    1          17,000
ANHEUSER BUSCH COS INC.           COM    035229103       6,804       126,000    SH             Shared-defined    1         126,000
BANK OF AMERICA CORP              COM    060505104         677         8,000    SH             Shared-defined    1           8,000
BANK ONE CORP (NEW)               COM    06423A103         485         9,500    SH             Shared-defined    1           9,500
BAXTER INTL INC7% EQUITY
  UNITS                           CNV    071813406         456         8,000    PRN            Shared-defined    1           8,000
BIOGEN IDEC INC.                  COM    09062X103       1,961        31,000    SH             Shared-defined    1          31,000
H & R BLOCK INC.                  COM    093671105       1,430        30,000    SH             Shared-defined    1          30,000
BROWN & BROWN INC.                COM    115236101       1,323        30,700    SH             Shared-defined    1          30,700
CAPITAL TRUST INC MD              COM    14052H506       6,680       250,000    SH             Shared-defined    1         250,000
CHUBB CORP                        COM    171232101       3,409        50,000    SH             Shared-defined    1          50,000
CITIGROUP INCORPORATED            COM    172967101       5,747       123,600    SH             Shared-defined    1         123,600
COLGATE-PALMOLIVE CO.             COM    194162103       4,109        70,300    SH             Shared-defined    1          70,300
CONTINUCARE CORPORATION           COM    212172100       1,152       600,000    SH             Shared-defined    1         600,000
CRAY INC.                         COM    225223106       1,034       156,200    SH             Shared-defined    1         156,200
DELL INC.                         COM    24702R101       6,491       181,200    SH             Shared-defined    1         181,200
DIRECTV GROUP INC.                COM    25459L106       2,565       150,000    SH             Shared-defined    1         150,000
EMMIS COMMUNICATIONS
  CORPCL-A CLASS A                COM    291525103       2,098       100,000    SH             Shared-defined    1         100,000
EQUITY OFFICE PROPERTIES
  TRUST                           COM    294741103       2,249        82,700    SH             Shared-defined    1          82,700
FANNIE MAE COMMON STOCK           COM    313586109       4,082        57,200    SH             Shared-defined    1          57,200
FIFTH THIRD BANCORP               COM    316773100       5,378       100,000    SH             Shared-defined    1         100,000
FLAMEL TECHNOLOGIES SPON
  ADRSPONSORED ADR                COM    338488109       1,525        61,900    SH             Shared-defined    1          61,900
GP STRATEGIES CORP                COM    36225V104      14,054     2,132,682    SH             Shared-defined    1       2,132,682
GENERAL ELECTRIC CO.              COM    369604103       9,720       300,000    SH             Shared-defined    1         300,000
GLACIER WTR SVCS INC.             COM    376395109       1,455        78,000    SH             Shared-defined    1          78,000
HCA INC.                          COM    404119109         416        10,000    SH             Shared-defined    1          10,000
HCC INSURANCE HOLDINGS INC.       COM    404132102       1,042        31,200    SH             Shared-defined    1          31,200
HOME DEPOT INC.                   COM    437076102       5,280       150,000    SH             Shared-defined    1         150,000
INTELIDATA TECHNOLOGIES CORP      COM    45814T107         207       314,000    SH             Shared-defined    1         314,000
IVAX CORP (FLORIDA)               COM    465823102       2,469       102,900    SH             Shared-defined    1         102,900
J P MORGAN CHASE & CO.            COM    46625H100      10,728       276,700    SH             Shared-defined    1         276,700
JOHNSON & JOHNSON                 COM    478160104       7,313       131,300    SH             Shared-defined    1         131,300
KIMBERLY CLARK CORP               COM    494368103       6,127        93,000    SH             Shared-defined    1          93,000
LEGGETT & PLATT INC.              COM    524660107       1,392        52,100    SH             Shared-defined    1          52,100
LIBERTY MEDIA CORP NEWCMN
  SERIES A                        COM    530718105       1,853       206,100    SH             Shared-defined    1         206,100
ELI LILLY & CO.                   COM    532457108      10,591       151,500    SH             Shared-defined    1         151,500
LOWES COMPANIES INC.              COM    548661107       5,255       100,000    SH             Shared-defined    1         100,000
MANUFACTURED HOME CMNTYS INC.     COM    564682102         332        10,000    SH             Shared-defined    1          10,000
MARSH & MCLENNAN CO INC.          COM    571748102       4,710       103,800    SH             Shared-defined    1         103,800
MC DONALDS CORP                   COM    580135101       6,500       250,000    SH             Shared-defined    1         250,000
MED-DESIGN CORP                   COM    583926100         715       343,900    SH             Shared-defined    1         343,900
MEDIMMUNE INC.                    COM    584699102       2,809       120,100    SH             Shared-defined    1         120,100
MEDIS TECHNOLOGIES LTD.           COM    58500P107         774        47,700    SH             Shared-defined    1          47,700
MEDTRONIC INC.                    COM    585055106       5,885       120,800    SH             Shared-defined    1         120,800
MICROSOFT CORPORATION             COM    594918104       7,169       251,000    SH             Shared-defined    1         251,000
MOLEX INC                         COM    608554200       2,793       102,400    SH             Shared-defined    1         102,400
NEWS CORPORATION LIMITED
  (THE)ADR                        COM    652487703       3,627       102,400    SH             Shared-defined    1         102,400
NYFIX INC.                        COM    670712108       2,201       450,000    SH             Shared-defined    1         450,000
PAXAR CORP                        COM    704227107       1,101        56,400    SH             Shared-defined    1          56,400
PENN TREATY AMERN CORP            COM    707874103         553       275,000    SH             Shared-defined    1         275,000
PFIZER INC.                       COM    717081103       5,142       150,000    SH             Shared-defined    1         150,000
PHOENIX TECHNOLOGY LTD.           COM    719153108       1,646       235,500    SH             Shared-defined    1         235,500
PITNEY-BOWES INC.                 COM    724479100       2,757        62,300    SH             Shared-defined    1          62,300
PROLONG INTERNATIONAL CORP        COM    743411100          60       200,000    SH             Shared-defined    1         200,000
READER'S DIGEST ASSOC., INC.      COM    755267101       2,478       155,000    SH             Shared-defined    1         155,000
REGAL ENTERTAINMENT GROUP         COM    758766109         905        50,000    SH             Shared-defined    1          50,000
REWARDS NETWORK INC.              COM    761557107       1,330       147,800    SH             Shared-defined    1         147,800
RITE AID CORPCMN                  COM    767754104       1,827       350,000    SH             Shared-defined    1         350,000
S1 CORPORATIONCMN                 COM    78463B101         746        75,000    SH             Shared-defined    1          75,000
ST PAUL TRAVELERS
  COMPANIES, INC.                 COM    792860108       9,073       223,800    SH             Shared-defined    1         223,800
SIRIUS SATELLITE RADIO INC.       COM    82966U103       2,620       850,800    SH             Shared-defined    1         850,800
STAPLES, INC.                     COM    855030102         765        26,000    SH             Shared-defined    1          26,000
STONE ENERGY CORP                 COM    861642106       4,623       101,200    SH             Shared-defined    1         101,200
TARGET CORP                       COM    87612E106       6,371       150,000    SH             Shared-defined    1         150,000
TEVA PHARMACEUTICAL IND LTD.      COM    881624209       4,031        60,000    SH             Shared-defined    1          60,000
VALUEVISION MEDIA INC.            COM    92047K107       5,597       429,900    SH             Shared-defined    1         429,900
VCAMPUS CORPORATION               COM    92240C308         188        61,350    SH             Shared-defined    1          61,350
VERIZON COMMUNICATIONS            COM    92343V104       8,577       237,000    SH             Shared-defined    1         237,000
VIGNETTE CORPORATION              COM    926734104         498       300,000    SH             Shared-defined    1         300,000
WACHOVIA CORP                     COM    929903102       2,252        50,600    SH             Shared-defined    1          50,600
WAL MART STORES INC.              COM    931142103       6,769       128,300    SH             Shared-defined    1         128,300
WEBMD CORP                        COM    94769M105       1,030       110,500    SH             Shared-defined    1         110,500
XM SATELLITE RADIO HLDGS INC.     COM    983759101       6,222       228,000    SH             Shared-defined    1         228,000
XEROX CORPORATION                 COM    984121103       2,900       200,000    SH             Shared-defined    1         200,000
YOUNG BROADCASTING INC.           COM    987434107         658        50,000    SH             Shared-defined    1          50,000
COOPER INDUSTRIES LTD.            COM    G24182100         238         4,000    SH             Shared-defined    1           4,000